Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000246894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	PlanRock Alternative Growth ETF
Without Sales Load [Member] | C000246894
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	10.63%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Average Annual Return, Percent	17.27%	21.26%